SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of Warrants Outstanding, Beginning	2,959,092
Weighted Average Exercise Price, Beginning	$ 11.43
Aggregate Intrinsic value, Beginning
Number of Warrants Outstanding, Granted		2,959,092
Weighted Average Exercise Price, Granted		$ 11.43
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants Outstanding, Ending	2,959,092	2,959,092
Weighted Average Exercise Price, Ending	$ 11.43	$ 11.43
Weighted Average Remaining Life In Years, Outstanding	2 years 6 months	2 years 9 months 18 days
Aggregate Intrinsic value, Ending
Number of Warrants Exercisable Ending	2,959,092	2,959,092
Weighted Average Exercise Price, Exercisable Ending	$ 11.43	$ 11.43
Weighted Average Remaining Life In Years, Exercisable	2 years 6 months	2 years 9 months 18 days
Aggregate Intrinsic value, Exercisable Ending